WARRANT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrant
WARRANT

NOTE 9 – WARRANT

In November 2021, the Company sold 8,500 units (common stock plus warrants) for financing valued at $34,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In February 2022, the Company sold 70,000 units (common stock plus warrants) for financing valued at $280,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In June 2022, the Company sold 400,000 units (common stock plus warrants) for financing valued at $1,600,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In July 2022, the Company sold 22,500 units (common stock plus warrants) for financing valued at $90,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In August 2022, the Company sold 19,700 units (common stock plus warrants) for financing valued at $78,800. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In December 2023, the Company sold 1,250 units (common stock plus warrants) for financing valued at $10,000. The Company sold the common stock at $8.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

Classification of Warrants under S-1/A Offering

Management has evaluated the classification of the public and underwriter warrants in accordance with ASC 480 – Distinguishing Liabilities from Equity and ASC 815 – Derivatives and Hedging. Based on the terms of the instruments and applicable authoritative guidance, the warrants:

●	Have no cash settlement features,

●	Are indexed to the Company’s own stock, and

●	Meet the “fixed-for-fixed” criteria.

As such, the Company has determined that both the public and underwriter warrants qualify for equity classification, and no derivative liability is recorded as of September 30, 2025.

The warrant fair value will be recorded in equity upon issuance and allocated between common stock and additional paid-in capital.

NOTE 9 – WARRANT

In November 2021, the Company sold 8,500 units (common stock plus warrants) for financing valued at $34,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In February 2022, the Company sold 70,000 units (common stock plus warrants) for financing valued at $280,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In June 2022, the Company sold 400,000 units (common stock plus warrants) for financing valued at $1,600,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In July 2022, the Company sold 22,500 units (common stock plus warrants) for financing valued at $90,000. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In August 2022, the Company sold 19,700 units (common stock plus warrants) for financing valued at $78,800. The Company sold the common stock at $4.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. These warrants have expired.

In December 2023, the Company sold 1,250 units (common stock plus warrants) for financing valued at $10,000. The Company sold the common stock at $8.00 per share with full warrant coverage, an exercise price of $8.00, and a term of one year. The Company issued the securities with a restrictive legend. The warrants are not exercised.

Information About the Warrants Outstanding During Fiscal 2024 Follows:

Original Number of Warrants Issued	Exercise Price per Common Share	Exercisable at December 31, 2024	Became Exercisable	Exercised	Terminated / Canceled / Expired	Exercisable At December 30, 2024	Expiration Date
1,250	$8.00	1,250	1,250	-	1,250	-	December 2024

The exercise price and the number of shares of Common Stock or other securities issuable on the exercise of the Warrants are subject to adjustment in certain circumstances, including stock dividend, recapitalization, reorganization, merger, or consolidation of the Company. However, no Warrant is subject to adjustment for issuances of Common Stock at a price below the exercise price of that Warrant.